Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions		12 Months Ended
	Apr. 25, 2014	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		€ 764	€ 767
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		€ 764	767
USD 525 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		8.00%
Coupon date		Quarterly, February 15
Year of next call		2018
Subordinated borrowings		€ 69	72
USD 525 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		8.00%
Coupon date		Quarterly, February 15
Year of next call		2018
Subordinated borrowings		€ 69	72
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%	4.00%
Coupon date		Annually, April 25
Year of next call		2024
Subordinated borrowings		€ 695	695
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%	4.00%
Coupon date		Annually, April 25
Year of next call		2024
Subordinated borrowings		€ 695	€ 695